INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
2016	$ 5,771
2017	5,674
2018	3,275
2019	911
2020	441
2021 and thereafter	1,082
Amortized cost	$ 17,154	$ 22,970